UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Money Market Portfolio

November 30, 2011

1.810699.107

MON-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.8%
	Yield (a)	Principal Amount	Value
Florida Timber Finance III LLC Taxable, LOC Wells Fargo Bank NA
12/7/11	0.22% (d)	$ 40,000,000	$ 40,000,000
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA
12/7/11	0.22 (d)	10,000,000	10,000,000
TOTAL CORPORATE BONDS	50,000,000
Certificates of Deposit - 47.7%

Domestic Certificates Of Deposit - 0.4%
Branch Banking & Trust Co.
12/5/11 to 2/13/12	0.27 to 0.30	22,000,000	22,000,000
London Branch, Eurodollar, Foreign Banks - 7.7%
ABN AMRO Bank NV
12/5/11 to 1/4/12	0.38 to 0.49	60,000,000	60,000,220
Australia & New Zealand Banking Group Ltd.
12/13/11 to 6/6/12	0.30 to 0.61	18,000,000	18,000,000
Commonwealth Bank of Australia
12/9/11 to 12/12/11	0.30	48,000,000	48,000,000
HSBC Bank PLC
12/28/11 to 5/10/12	0.30 to 0.55	104,000,000	104,000,000
National Australia Bank Ltd.
12/1/11 to 5/2/12	0.30 to 0.52	235,000,000	235,000,000
			465,000,220
New York Branch, Yankee Dollar, Foreign Banks - 39.6%
Bank of Montreal
10/25/12 to 12/6/12	0.43 to 0.62 (d)	65,000,000	65,023,460
Bank of Montreal Chicago CD Program
9/26/12 to 10/29/12	0.41 to 0.45 (d)	64,000,000	64,000,000
Bank of Nova Scotia
6/22/12 to 12/14/12	0.45 to 0.69 (d)	153,060,000	153,103,375
Bank of Tokyo-Mitsubishi UFJ Ltd.
12/2/11 to 2/9/12	0.32 to 0.41	240,000,000	240,000,000
BNP Paribas SA
12/12/11	0.46 (d)	100,000,000	100,000,000
Canadian Imperial Bank of Commerce New York Branch
1/11/12 to 12/17/12	0.43 to 0.57 (d)	251,000,000	251,034,442
Credit Suisse New York Branch
12/28/11 to 2/21/12	0.37 to 0.50	134,000,000	134,000,000
Deutsche Bank AG New York Branch
12/15/11	0.35	60,000,000	60,000,000
DnB NOR Bank ASA
1/20/12	0.37	12,000,000	12,000,000
Mitsubishi UFJ Trust & Banking Corp.
1/27/12 to 2/27/12	0.45 to 0.52	33,000,000	33,000,000

	Yield (a)	Principal Amount	Value
Mizuho Corporate Bank Ltd.
12/2/11 to 12/6/11	0.18%	$ 63,000,000	$ 63,000,000
National Bank Canada
7/6/12	0.36 (d)	21,000,000	21,000,000
Nordea Bank Finland PLC
1/13/12 to 2/1/12	0.35 to 0.40	179,000,000	178,999,660
Rabobank Nederland New York Branch
3/12/12 to 6/8/12	0.30 to 0.35 (d)	307,000,000	307,000,000
Royal Bank of Canada
11/1/12	0.73 (d)	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp.
12/1/11 to 3/2/12	0.19 to 0.50	296,000,000	295,999,821
Svenska Handelsbanken
2/3/12 to 3/1/12	0.40 to 0.49	96,000,000	96,000,665
Toronto-Dominion Bank
10/19/12 to 11/7/12	0.43 to 0.45 (d)	101,000,000	101,000,000
Toronto-Dominion Bank New York Branch
1/12/12	0.33 (d)	19,000,000	19,000,000
UBS AG
12/14/11 to 1/30/12	0.30 to 0.45 (d)	101,000,000	100,998,095
2,370,159,518
TOTAL CERTIFICATES OF DEPOSIT	2,857,159,738
Commercial Paper - 18.3%

ASB Finance Ltd.
3/30/12	0.40 (d)	18,000,000	17,999,400
ASB Finance Ltd. (London)
4/11/12 to 4/13/12	0.58	10,000,000	9,978,572
Australia & New Zealand Banking Group Ltd.
4/26/12	0.50	30,905,000	30,841,902
Barclays Bank PLC/Barclays US CCP Funding LLC
12/2/11 to 1/3/12	0.27 to 0.32	42,000,000	41,995,338
BAT International Finance PLC
12/1/11	0.34 to 0.35	12,000,000	12,000,000
Caisse d'Amort de la Dette Sociale
5/25/12	0.43 (b)(d)	23,000,000	22,998,803
Citigroup Funding, Inc.
12/8/11 to 12/28/11	0.39 to 0.40	79,000,000	78,983,677
Comcast Corp.
12/19/11	0.35	4,000,000	3,999,300
Commonwealth Bank of Australia
12/15/11 to 5/23/12	0.30 to 0.56	39,000,000	38,937,308
Credit Suisse New York Branch
2/17/12 to 2/21/12	0.47 to 0.50	69,000,000	68,927,444
Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Danske Corp.
12/5/11 to 12/8/11	0.25%	$ 76,000,000	$ 75,997,417
Deutsche Bank Financial LLC
12/27/11	0.37	45,000,000	44,987,975
Devon Energy Corp.
12/8/11 to 12/27/11	0.38	20,000,000	19,997,593
DnB NOR Bank ASA
12/7/11 to 2/28/12	0.27 to 0.47	50,000,000	49,953,072
Duke Energy Corp.
12/8/11 to 12/19/11	0.35 to 0.40	13,000,000	12,998,129
Ecolab, Inc.
12/16/11	0.55	20,000,000	19,995,417
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/5/12 to 1/11/12	0.35 to 0.36	63,155,000	63,129,858
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
1/11/12	0.35	61,000,000	60,975,685
Nationwide Building Society
12/14/11 to 1/3/12	0.34 to 0.40	45,000,000	44,990,107
Nordea North America, Inc.
1/24/12 to 2/17/12	0.38 to 0.44	32,000,000	31,971,923
Northern Pines Funding LLC
12/1/11	0.40 (d)	11,000,000	11,000,000
Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)

12/21/11 to 12/22/11	0.30 to 0.36	19,000,000	18,996,300
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
1/12/12	0.35	29,000,000	28,988,158
Skandinaviska Enskilda Banken AB
1/4/12 to 1/13/12	0.37 to 0.40	63,000,000	62,974,848
Svenska Handelsbanken, Inc.
12/28/11 to 1/31/12	0.33 to 0.39	44,000,000	43,979,682
Thermo Fisher Scientific, Inc.
12/16/11 to 1/13/12	0.30 to 0.42	20,825,000	20,817,368
UBS Finance, Inc.
2/21/12	0.52	30,000,000	29,964,467
Verizon Communications, Inc.
1/13/12	0.45 (d)	34,000,000	34,000,000
Virginia Electric & Power Co.
12/5/11 to 1/5/12	0.35 to 0.41	19,000,000	18,993,711
Westpac Banking Corp.
5/9/12	0.50	50,000,000	49,888,889

	Yield (a)	Principal Amount	Value
Xerox Corp.
12/1/11 to 12/30/11	0.60%	$ 22,000,000	$ 21,995,917
TOTAL COMMERCIAL PAPER	1,093,258,260
U.S. Government and Government Agency Obligations - 0.5%

Other Government Related - 0.5%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
1/6/12 to 1/31/12	0.19 to 0.20 (c)	27,000,000	26,992,574
Federal Agencies - 0.8%

Federal Home Loan Bank - 0.8%
2/8/12	0.20	50,000,000	49,997,806
U.S. Treasury Obligations - 8.0%

U.S. Treasury Notes - 8.0%
12/31/11 to 11/15/12	0.08 to 0.18	479,000,000	481,711,121
Master Notes - 0.7%

Royal Bank of Scotland PLC
12/15/11	0.73 (d)(f)	42,000,000	42,000,000
Medium-Term Notes - 7.3%

Commonwealth Bank of Australia
2/10/12	0.45 (b)(d)	23,000,000	23,000,000
Metropolitan Life Insurance Co.
2/28/12	0.70 (d)(f)	5,000,000	5,000,000
Royal Bank of Canada
11/30/12 to 12/14/12	0.42 to 0.71 (b)(d)	154,750,000	154,750,000
12/6/12	0.44 (d)	71,000,000	70,979,741
Westpac Banking Corp.
4/2/12 to 6/14/12	0.35 to 0.49 (b)(d)	186,000,000	186,000,000
TOTAL MEDIUM-TERM NOTES	$ 439,729,741
Asset-Backed Securities - 0.3%
	Yield (a)	Principal Amount	Value
Honda Auto Receivables Owner Trust
10/22/12	0.40%	$ 13,125,154	$ 13,125,154
Huntington Auto Trust 2011-1
9/17/12	0.36 (b)	4,736,892	4,736,892
TOTAL ASSET-BACKED SECURITIES	17,862,046
Municipal Securities - 2.0%

District of Columbia Rev. (World Wildlife Fund Proj.) Series 2010, LOC JPMorgan Chase Bank, VRDN
12/7/11	0.13 (d)	10,620,000	10,620,000
Illinois Fin. Auth. Rev. (Little Co. of Mary Hosp. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
12/7/11	0.15 (d)	5,800,000	5,800,000
Lancaster Indl. Dev. Auth. Rev. Series 2009 A, LOC PNC Bank NA, VRDN
12/7/11	0.11 (d)	9,795,000	9,795,000
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, LOC Bank of America NA, VRDN
12/1/11	0.14 (d)	17,135,000	17,135,000
Lower Merion School District Series 2009 B, LOC U.S. Bank NA, Minnesota, VRDN
12/7/11	0.11 (d)	3,900,000	3,900,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, LOC Bank of America NA, VRDN
12/7/11	0.17 (d)	15,000,000	15,000,000
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, CP mode
1/3/12	0.65 (e)	16,500,000	16,500,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, LOC JPMorgan Chase Bank, VRDN
12/7/11	0.10 (d)	7,300,000	7,300,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-89 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN
12/7/11	0.10 (d)(e)	10,830,000	10,830,000
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, LOC Union Bank of California, VRDN
12/7/11	0.10 (d)	7,500,000	7,500,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (New Haven Apts. Proj.) Series 2009, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
12/7/11	0.13 (d)	4,000,000	4,000,000
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, LOC JPMorgan Chase Bank, VRDN
12/7/11	0.11 (d)	11,000,000	11,000,000
TOTAL MUNICIPAL SECURITIES			119,380,000
Repurchase Agreements - 15.1%
	Maturity Amount	Value
In a joint trading account at 0.18% dated 11/30/11 due 12/1/11 (Collateralized by (U.S. Government Obligations)) #	$ 666,003	$ 666,000
With:
Barclays Capital, Inc. at:
0.3%, dated:
11/29/11 due 12/6/11 (Collateralized by Equity Securities valued at $5,400,104)	5,000,292	5,000,000
11/30/11 due 12/7/11 (Collateralized by Equity Securities valued at $4,320,075)	4,000,233	4,000,000
0.55%, dated 10/31/11 due:
12/2/11 (Collateralized by U.S. Treasury Obligations valued at $25,512,147, 2.63%, 11/15/20)	25,012,222	25,000,000
12/5/11 (Collateralized by U.S. Treasury Obligations valued at $25,512,147, 2.63%, 11/15/20)	25,013,368	25,000,000
0.6%, dated 10/31/11 due 12/5/11 (Collateralized by Corporate Obligations valued at $15,116,670, 1.25% - 4.5%, 02/15/12 - 05/15/38)	14,008,167	14,000,000
0.65%, dated 11/15/11 due 12/15/11 (Collateralized by U.S. Treasury Obligations valued at $10,302,976, 0%, 11/15/26)	10,005,417	10,000,000
Citibank NA at 0.13%, dated 11/29/11 due 12/6/11 (Collateralized by U.S. Government Obligations valued at $27,540,199, 3.5%, 12/1/25 - 2/1/26)	27,000,683	27,000,000
Credit Suisse Securities (USA) LLC at:
0.65%, dated 11/14/11 due 12/14/11 (Collateralized by Corporate Obligations valued at $6,485,884, 4.88% - 11.5%, 03/01/14 - 03/01/21)	6,003,250	6,000,000
0.8%, dated 11/2/11 due 2/1/12 (Collateralized by Corporate Obligations valued at $22,052,241, 2.75%, 08/01/27 - 12/15/37)	21,042,467	21,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
0.9%, dated 10/19/11 due:
1/12/12 (Collateralized by Mortgage Loan Obligations valued at $7,572,178, 5.07%, 06/25/37)	$ 7,014,875	$ 7,000,000
1/19/12 (Collateralized by Mortgage Loan Obligations valued at $7,570,542, 2.54% - 5.07%, 1/25/36 - 6/25/37)	7,016,100	7,000,000
1/26/12 (Collateralized by Mortgage Loan Obligations valued at $6,486,831, 2.43% - 2.54%, 01/25/36 - 09/25/36)	6,014,850	6,000,000
0.91%, dated 10/24/11 due 2/3/12 (Collateralized by Corporate Obligations valued at $5,408,969, 0.41% - 0.51%, 08/25/36 - 11/25/36)	5,012,892	5,000,000
0.92%, dated 10/24/11 due 2/10/12 (Collateralized by Corporate Obligations valued at $5,408,522, 0.53% - 5.8%, 03/25/37 - 07/25/37)	5,013,928	5,000,000
0.94%, dated 10/27/11 due 2/17/12 (Collateralized by Corporate Obligations valued at $11,890,575, 0.47% - 6.15%, 07/25/32 - 03/25/47)	11,032,456	11,000,000
0.96%, dated 10/31/11 due 2/24/12 (Collateralized by Corporate Obligations valued at $5,409,023, 0.41% - 0.53%, 08/25/36 - 07/25/37)	5,015,467	5,000,000
1%, dated 11/23/11 due 2/21/12 (Collateralized by Mortgage Loan Obligations valued at $14,048,003, 0.61% - 5.99%, 09/25/36 - 03/25/47)	13,032,500	13,000,000
Goldman Sachs & Co. at:
0.13%, dated 11/29/11 due 12/6/11 (Collateralized by U.S. Government Obligations valued at $18,360,133, 3.27% - 5.74%, 10/1/37 - 1/1/41)	18,000,455	18,000,000
0.2%, dated 11/30/11 due 12/7/11 (Collateralized by U.S. Treasury Obligations valued at $42,840,251, 8.75%, 05/15/20)	42,001,633	42,000,000
0.25%, dated 11/30/11 due 12/7/11 (Collateralized by U.S. Treasury Obligations valued at $16,320,149, 0.63%, 12/31/2012)	16,000,778	16,000,000

	Maturity Amount	Value
ING Financial Markets LLC at:
0.14%, dated:
11/10/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $18,543,712, 0.65% - 5.5%, 11/15/25 - 9/15/41)	$ 18,002,240	$ 18,000,000
11/16/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $18,377,145, 0.65% - 4.5%, 1/25/36 - 6/1/41)	18,002,310	18,000,000
0.17%, dated 10/11/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $19,566,493, 3% - 6%, 11/15/25 - 10/1/41)	19,008,075	19,000,000
0.22%, dated 11/30/11 due 12/1/11 (Collateralized by Corporate Obligations valued at $53,550,013, 0.58% - 7.5%, 10/23/12 - 12/1/66)	51,000,312	51,000,000
0.23%, dated 8/18/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $20,599,429, 3% - 7%, 11/15/25 - 10/1/41)	20,021,211	20,000,000
0.24%, dated 11/7/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $38,104,247, 2.25% - 5.5%, 11/15/25 - 10/1/41)	37,023,433	37,000,000
0.34%, dated 11/10/11 due 12/7/11 (Collateralized by Corporate Obligations valued at $15,758,593, 5.38% - 8.25%, 01/09/17 - 11/15/29)	15,004,533	15,000,000
0.52%, dated 10/20/11 due 12/7/11 (Collateralized by Corporate Obligations valued at $3,155,957, 4.88% - 8.25%, 03/15/13 - 02/15/36)	3,003,900	3,000,000
0.58%, dated 11/16/11 due 12/7/11 (Collateralized by Corporate Obligations valued at $4,203,025, 1.95% - 8.25%, 09/01/16 - 05/15/47)	4,005,800	4,000,000
J.P. Morgan Clearing Corp. at:
0.6%, dated 10/24/11 due 1/23/12 (Collateralized by Equity Securities valued at $30,454,098)	28,042,467	28,000,000
0.69%, dated 7/27/11 due 1/23/12 (Collateralized by Corporate Obligations valued at $33,778,618, 4.25%, 01/09/17 - 11/15/29)	31,106,950	31,000,000
0.75%, dated 10/24/11 due 4/23/12 (Collateralized by Equity Securities valued at $15,229,466)	14,053,083	14,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
J.P. Morgan Securities, Inc. at:
0.5%, dated 11/17/11 due 12/7/11 (Collateralized by Mortgage Loan Obligations valued at $15,123,953, 0.11% - 6%, 12/25/20 - 11/12/49)	$ 14,006,222	$ 14,000,000
0.55%, dated 11/30/11 due 12/1/11 (Collateralized by Mortgage Loan Obligations valued at $2,161,996, 4.54% - 5.78%, 7/12/34 - 3/10/39)	2,000,031	2,000,000
0.75%, dated 9/28/11 due 3/26/12 (Collateralized by Mortgage Loan Obligations valued at $10,814,438, 0.63% - 6%, 02/25/35 - 06/15/39)	10,037,500	10,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.58%, dated 11/30/11 due 12/1/11 (Collateralized by Corporate Obligations valued at $64,801,045, 0.36% - 12%, 3/29/14 - 9/25/46)	60,000,967	60,000,000
Mizuho Securities USA, Inc. at:
0.26%, dated 11/30/11 due 12/1/11 (Collateralized by Corporate Obligations valued at $86,100,791, 1.5% - 3.5%, 4/15/12 - 12/15/37)	82,000,592	82,000,000
0.27%, dated 11/30/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $9,270,070, 0.66%, 11/25/41)	9,002,025	9,000,000
0.42%, dated 11/14/11 due 12/7/11 (Collateralized by Equity Securities valued at $12,962,583)	12,004,480	12,000,000
0.44%, dated 11/17/11 due 12/7/11 (Collateralized by Corporate Obligations valued at $12,650,495, 0.38%, 02/01/13)	12,004,693	12,000,000
RBC Capital Markets Corp. at 0.2%, dated 9/14/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $28,671,990, 0.64% - 6.5%, 10/1/13 - 6/1/41)	28,028,311	28,000,000
RBS Securities, Inc. at 0.53%, dated 11/30/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $44,290,358, 5.74% - 6.24%, 06/25/37 - 01/25/41)	43,004,431	43,000,000
Royal Bank of Scotland PLC at 0.53%, dated 11/30/11 due 12/7/11 (Collateralized by U.S. Treasury Obligations valued at $21,423,140, 4.25%, 11/15/13)	21,002,164	21,000,000

	Maturity Amount	Value
UBS Securities LLC at:
0.16%, dated 11/7/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $23,462,503, 5.5%, 1/1/40)	$ 23,006,133	$ 23,000,000
0.51%, dated 10/5/11 due 12/7/11 (Collateralized by Corporate Obligations valued at $7,565,335, 4.5%, 05/01/2013)	7,009,520	7,000,000
0.52%, dated 10/26/11 due 12/7/11 (Collateralized by Corporate Obligations valued at $6,483,370, 6.5% - 9.38%, 05/01/16 - 01/18/17)	6,007,800	6,000,000
0.6%, dated:
11/22/11 due 12/7/11 (Collateralized by Corporate Obligations valued at $6,300,945, 0.64% - 1.38%, 04/12/13 - 08/12/13)	6,009,100	6,000,000
11/23/11 due 12/7/11 (Collateralized by Corporate Obligations valued at $7,561,008, 6.5%, 05/01/2016)	7,010,500	7,000,000
0.7%, dated 11/15/11 due 1/13/12 (Collateralized by Mortgage Loan Obligations valued at $7,352,287, 0.08% - 5.04%, 08/25/35 - 06/11/50)	7,008,031	7,000,000
Wells Fargo Securities, LLC at:
0.19%, dated 11/30/11 due 12/1/11 (Collateralized by Corporate Obligations valued at $13,650,072, 5.65% - 7.63%, 4/15/31 - 5/15/37)	13,000,069	13,000,000
0.47%, dated 10/11/11 due 12/7/11 (Collateralized by Commercial Paper Obligations valued at $10,336,205, 01/23/12)	10,011,750	10,000,000
TOTAL REPURCHASE AGREEMENTS		902,666,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $6,080,757,286)		6,080,757,286
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(91,823,749)
NET ASSETS - 100%	$ 5,988,933,537
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $391,485,695 or 6.5% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $26,992,574, or 0.5% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,000,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.7%, 2/28/12	3/26/02	$ 5,000,000
Royal Bank of Scotland PLC 0.73%, 12/15/11	11/15/11	$ 42,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$666,000 due 12/01/11 at 0.18%
Mizuho Securities USA, Inc.	$ 666,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs below, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2011, the cost of investment securities for income tax purposes was $6,080,757,286.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Intermediate
Treasury Bond Index

November 30, 2011

1.841646.105

ITB-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
7.875% 2/15/21	$ 4,687,000	$ 7,067,485
8% 11/15/21	10,455,000	16,128,468
8.125% 8/15/19	7,226,000	10,665,128
8.125% 5/15/21	3,626,000	5,571,008
8.125% 8/15/21	3,897,000	6,025,128
8.5% 2/15/20	3,076,000	4,688,977
8.75% 5/15/17	8,426,000	11,864,204
8.75% 5/15/20	2,142,000	3,324,116
8.75% 8/15/20	4,283,000	6,687,836
8.875% 8/15/17	4,743,000	6,778,041
8.875% 2/15/19	6,380,000	9,608,382
9% 11/15/18	3,177,000	4,775,676
9.125% 5/15/18	3,086,000	4,582,469
U.S. Treasury Notes:
1.375% 9/30/18	27,988,000	27,754,048
1.375% 11/30/18	18,374,000	18,178,776
1.5% 8/31/18	26,294,000	26,333,020
1.75% 10/31/18	28,202,000	28,633,829
1.875% 8/31/17	26,828,000	27,850,818
1.875% 9/30/17	23,923,000	24,810,759
1.875% 10/31/17	26,418,000	27,375,653
2% 11/15/21	23,283,000	23,115,642
2.125% 8/15/21	63,217,000	63,592,383
2.25% 11/30/17	21,785,000	23,030,841
2.25% 7/31/18	22,513,000	23,656,233
2.375% 7/31/17	21,849,000	23,298,200
2.375% 5/31/18	15,590,000	16,526,616
2.375% 6/30/18	20,936,000	22,177,442
2.5% 6/30/17	19,328,000	20,759,470
2.625% 1/31/18	15,361,000	16,576,685
2.625% 4/30/18	13,045,000	14,060,058
2.625% 8/15/20	59,218,000	62,771,080
2.625% 11/15/20	61,331,000	64,871,884
2.75% 5/31/17	19,412,000	21,104,493
2.75% 12/31/17	16,714,000	18,167,332
2.75% 2/28/18	12,783,000	13,889,522
2.75% 2/15/19	34,990,000	37,824,750
2.875% 3/31/18	14,923,000	16,322,031
3% 2/28/17	20,417,000	22,452,330
3.125% 1/31/17	25,060,000	27,714,806
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 4/30/17	$ 19,796,000	$ 21,917,894
3.125% 5/15/19	41,190,000	45,582,543
3.125% 5/15/21	61,227,000	67,144,039
3.25% 12/31/16	21,493,000	23,884,096
3.25% 3/31/17	21,995,000	24,478,038
3.375% 11/15/19	39,396,000	44,283,547
3.5% 2/15/18	26,122,000	29,536,224
3.5% 5/15/20	50,750,000	57,510,052
3.625% 8/15/19	30,205,000	34,502,145
3.625% 2/15/20	58,787,000	67,219,290
3.625% 2/15/21	62,303,000	71,103,298
3.75% 11/15/18	28,769,000	33,075,374
3.875% 5/15/18	12,816,000	14,807,491
4% 8/15/18	13,550,000	15,787,864
4.25% 11/15/17	16,714,000	19,638,950
4.5% 5/15/17	12,049,000	14,221,579
4.625% 2/15/17	14,550,000	17,209,915
4.75% 8/15/17	14,784,000	17,731,560
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,339,451,358)		1,430,249,518
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $7,362,000)	$ 7,362,028	7,362,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,346,813,358)		1,437,611,518
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,284,258)
NET ASSETS - 100%		$ 1,436,327,260
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,362,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 648,227
ING Financial Markets LLC	2,203,972
Mizuho Securities USA, Inc.	4,420,457
RBC Capital Markets Corp.	89,344
$ 7,362,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,346,535,361. Net unrealized appreciation aggregated $91,076,157, of which $92,112,857 related to appreciated investment securities and $1,036,700 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Long-Term
Treasury Bond Index Fund

November 30, 2011

1.841649.105

LBX-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.2%
	Principal Amount	Value
U.S. Treasury Obligations - 98.2%
U.S. Treasury Bonds:
3.125% 11/15/41	$ 6,183,000	$ 6,256,423
3.5% 2/15/39	10,312,000	11,227,190
3.75% 8/15/41	19,086,000	21,710,325
3.875% 8/15/40	18,481,000	21,440,843
4.25% 5/15/39	12,531,000	15,448,367
4.25% 11/15/40	18,093,000	22,339,210
4.375% 2/15/38	6,225,000	7,812,375
4.375% 11/15/39	16,989,000	21,371,635
4.375% 5/15/40	16,984,000	21,378,610
4.375% 5/15/41	19,056,000	24,037,351
4.5% 2/15/36	10,259,000	13,046,565
4.5% 5/15/38	7,865,000	10,065,973
4.5% 8/15/39	12,917,000	16,551,921
4.625% 2/15/40	17,394,000	22,742,655
4.75% 2/15/37	5,780,000	7,631,403
4.75% 2/15/41	16,414,000	21,917,811
5% 5/15/37	6,170,000	8,444,225
5.25% 11/15/28	4,092,000	5,507,578
5.25% 2/15/29	3,862,000	5,208,873
5.375% 2/15/31	6,345,000	8,807,653
5.5% 8/15/28	3,260,000	4,495,234
6% 2/15/26	4,769,000	6,734,725
6.125% 11/15/27	7,022,000	10,211,526
6.125% 8/15/29	2,903,000	4,295,079
6.25% 8/15/23	7,955,000	11,195,422
6.25% 5/15/30	4,684,000	7,069,913
6.375% 8/15/27	2,463,000	3,655,245
6.5% 11/15/26	3,075,000	4,568,297
6.625% 2/15/27	2,478,000	3,732,874
6.75% 8/15/26	2,109,000	3,190,852
6.875% 8/15/25	3,698,000	5,588,026
7.125% 2/15/23	3,676,000	5,472,645
7.25% 8/15/22	3,500,000	5,219,375
7.5% 11/15/24	2,748,000	4,310,925
7.625% 11/15/22	1,847,000	2,833,124
7.625% 2/15/25	3,038,000	4,824,724
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $329,309,439)		380,344,972
Cash Equivalents - 0.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $3,363,000)	$ 3,363,013	$ 3,363,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $332,672,439)		383,707,972
NET OTHER ASSETS (LIABILITIES) - 0.9%		3,382,931
NET ASSETS - 100%		$ 387,090,903
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,363,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 296,113
ING Financial Markets LLC	1,006,786
Mizuho Securities USA, Inc.	2,019,288
RBC Capital Markets Corp.	40,813
$ 3,363,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $333,500,762. Net unrealized appreciation aggregated $50,207,210, of which $51,321,762 related to appreciated investment securities and $1,114,552 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Short-Term Treasury
Bond Index Fund

November 30, 2011

1.841647.105

STD-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 3,247,000	$ 4,168,336
9.25% 2/15/16	759,000	1,027,971
9.875% 11/15/15	672,000	914,603
10.625% 8/15/15	453,000	619,867
11.25% 2/15/15	1,461,000	1,960,937
U.S. Treasury Notes:
0.125% 8/31/13	8,727,000	8,708,595
0.125% 9/30/13	8,719,000	8,698,223
0.25% 10/31/13	8,950,000	8,949,302
0.25% 11/30/13	7,005,000	7,003,907
0.25% 9/15/14	7,953,000	7,925,658
0.375% 6/30/13	8,727,000	8,747,116
0.375% 7/31/13	8,978,000	8,998,344
0.375% 11/15/14	4,924,000	4,920,923
0.5% 5/31/13	8,849,000	8,885,989
0.5% 10/15/13	5,545,000	5,569,259
0.5% 11/15/13	5,667,000	5,692,014
0.5% 8/15/14	8,152,000	8,180,662
0.5% 10/15/14	8,183,000	8,207,934
0.625% 12/31/12	8,515,000	8,556,579
0.625% 1/31/13	8,215,000	8,257,036
0.625% 2/28/13	6,780,000	6,816,815
0.625% 4/30/13	7,481,000	7,525,714
0.625% 7/15/14	8,190,000	8,247,584
0.75% 3/31/13	8,911,000	8,976,790
0.75% 8/15/13	8,101,000	8,170,304
0.75% 9/15/13	6,115,000	6,168,983
0.75% 12/15/13	4,744,000	4,789,585
0.75% 6/15/14	7,974,000	8,054,984
0.875% 11/30/16	8,728,000	8,689,134
1% 7/15/13	6,792,000	6,875,840
1% 1/15/14	3,940,000	3,998,793
1% 5/15/14	6,984,000	7,097,490
1% 8/31/16	8,720,000	8,760,879
1% 9/30/16	8,743,000	8,775,786
1% 10/31/16	8,833,000	8,857,838
1.125% 12/15/12	9,175,000	9,266,392
1.125% 6/15/13	7,046,000	7,142,333
1.25% 2/15/14	5,008,000	5,112,462
1.25% 3/15/14	3,877,000	3,959,991
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 4/15/14	$ 6,051,000	$ 6,183,366
1.25% 8/31/15	7,737,000	7,924,382
1.25% 9/30/15	7,840,000	8,023,754
1.25% 10/31/15	7,520,000	7,689,200
1.375% 1/15/13	9,242,000	9,365,824
1.375% 2/15/13	9,130,000	9,260,532
1.375% 3/15/13	9,182,000	9,322,237
1.375% 5/15/13	8,462,000	8,603,146
1.375% 11/30/15	7,119,000	7,314,773
1.5% 12/31/13	6,207,000	6,365,570
1.5% 6/30/16	8,133,000	8,367,458
1.5% 7/31/16	8,930,000	9,183,246
1.75% 4/15/13	8,371,000	8,548,557
1.75% 1/31/14	5,600,000	5,775,000
1.75% 3/31/14	6,164,000	6,370,112
1.75% 7/31/15	6,983,000	7,275,958
1.75% 5/31/16	5,615,000	5,845,743
1.875% 2/28/14	4,807,000	4,975,245
1.875% 4/30/14	7,040,000	7,301,247
1.875% 6/30/15	6,028,000	6,305,855
2% 11/30/13	5,292,000	5,473,087
2% 1/31/16	7,154,000	7,528,469
2% 4/30/16	5,980,000	6,295,349
2.125% 11/30/14	9,998,000	10,504,149
2.125% 5/31/15	8,395,000	8,854,106
2.125% 12/31/15	3,714,000	3,929,876
2.125% 2/29/16	3,774,000	3,992,182
2.25% 5/31/14	6,839,000	7,162,252
2.25% 1/31/15	9,577,000	10,117,947
2.25% 3/31/16	5,275,000	5,611,693
2.375% 8/31/14	8,480,000	8,940,439
2.375% 9/30/14	8,967,000	9,465,789
2.375% 10/31/14	9,082,000	9,600,664
2.375% 2/28/15	9,842,000	10,441,752
2.375% 3/31/16	3,858,000	4,122,034
2.5% 3/31/13	4,132,000	4,258,381
2.5% 3/31/15	10,017,000	10,681,404
2.5% 4/30/15	9,043,000	9,648,456
2.625% 6/30/14	7,829,000	8,284,061
2.625% 7/31/14	8,267,000	8,761,086
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 12/31/14	$ 9,254,000	$ 9,872,139
2.625% 2/29/16	3,018,000	3,255,432
2.625% 4/30/16	3,192,000	3,445,365
2.75% 2/28/13	3,664,000	3,780,933
2.75% 10/31/13	4,498,000	4,710,778
2.75% 11/30/16	5,987,000	6,503,379
2.875% 1/31/13	2,923,000	3,014,800
3% 8/31/16	5,907,000	6,487,085
3% 9/30/16	6,123,000	6,725,252
3.125% 4/30/13	4,666,000	4,857,927
3.125% 8/31/13	5,089,000	5,343,648
3.125% 9/30/13	5,854,000	6,161,335
3.125% 10/31/16	6,649,000	7,342,471
3.25% 5/31/16	4,067,000	4,506,744
3.25% 6/30/16	4,567,000	5,065,086
3.25% 7/31/16	5,783,000	6,415,967
3.375% 6/30/13	4,401,000	4,619,677
3.375% 7/31/13	4,615,000	4,855,663
3.5% 5/31/13	4,430,000	4,646,481
3.625% 12/31/12	3,583,000	3,716,664
3.625% 5/15/13	3,148,000	3,303,310
3.875% 2/15/13	4,004,000	4,182,458
4% 2/15/14	5,942,000	6,423,861
4% 2/15/15	6,474,000	7,197,774
4.125% 5/15/15	5,640,000	6,337,510
4.25% 8/15/13	6,024,000	6,433,915
4.25% 11/15/13	6,820,000	7,347,752
4.25% 8/15/14	4,855,000	5,360,605
4.25% 11/15/14	5,507,000	6,126,967
4.25% 8/15/15	6,322,000	7,170,039
4.5% 11/15/15	4,904,000	5,638,070
4.5% 2/15/16	4,643,000	5,366,653
4.625% 11/15/16	3,868,000	4,556,686
4.75% 5/15/14	5,647,000	6,254,053
4.875% 8/15/16	4,107,000	4,865,834
5.125% 5/15/16	3,844,000	4,573,461
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $746,085,631)		763,421,107
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) # (Cost $1,360,000)	$ 1,360,005	$ 1,360,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $747,445,631)		764,781,107
NET OTHER ASSETS (LIABILITIES) - 0.1%		833,782
NET ASSETS - 100%		$ 765,614,889
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,360,000 due 12/01/11 at 0.14%
Commerz Markets LLC	$ 119,749
ING Financial Markets LLC	407,145
Mizuho Securities USA, Inc.	816,601
RBC Capital Markets Corp.	16,505
$ 1,360,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $747,419,850. Net unrealized appreciation aggregated $17,361,257, of which $17,429,731 related to appreciated investment securities and $68,474 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2012